Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and equipment [Line Items]
Beginning Balance	$ 3,720,807
Depreciation	466,420	$ 149,895	$ 188,969
Ending Balance	3,627,148	3,720,807
Building [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	2,514,152
Ending Balance	2,604,160	2,514,152
Security equipment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	1,079,784
Ending Balance	870,307	1,079,784
Motor vehicle [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	69,612
Ending Balance	14,635	69,612
Renovation [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	2,532
Ending Balance	4,316	2,532
Office equipment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	53,338
Ending Balance	132,691	53,338
Furniture and fittings [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	1,389
Ending Balance	1,039	1,389
Gross carrying amount [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	5,660,090	4,750,614
Additions	186,835	1,052,484
Written off	(206,189)
Disposal	(526,586)
Currency translation adjustments	338,088	(143,008)
Ending Balance	5,452,238	5,660,090	4,750,614
Gross carrying amount [Member] | Building [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	2,793,500	2,881,844
Additions
Written off
Disposal
Currency translation adjustments	165,771	(88,344)
Ending Balance	2,959,271	2,793,500	2,881,844
Gross carrying amount [Member] | Security equipment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	1,686,661	719,914
Additions	67,837	988,816
Written off
Disposal	(487,648)
Currency translation adjustments	100,087	(22,069)
Ending Balance	1,366,937	1,686,661	719,914
Gross carrying amount [Member] | Motor vehicle [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	464,606	470,457
Additions		6,800
Written off	(202,123)
Disposal	(38,938)
Currency translation adjustments	29,139	(12,651)
Ending Balance	252,684	464,606	470,457
Gross carrying amount [Member] | Renovation [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	396,286	406,207
Additions	3,526	2,532
Written off	(1,694)
Disposal
Currency translation adjustments	23,516	(12,453)
Ending Balance	421,634	396,286	406,207
Gross carrying amount [Member] | Office equipment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	272,666	224,355
Additions	114,623	54,336
Written off	(2,372)
Disposal
Currency translation adjustments	16,825	(6,025)
Ending Balance	401,742	272,666	224,355
Gross carrying amount [Member] | Furniture and fittings [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	46,371	47,837
Additions	849
Written off
Disposal
Currency translation adjustments	2,750	(1,466)
Ending Balance	49,970	46,371	47,837
Accumulated depreciation, amortisation and impairment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	1,939,283	1,846,201
Depreciation	466,420	149,895
Written off	(195,930)
Disposal	(509,188)
Currency translation adjustments	124,505	(56,813)
Ending Balance	1,825,090	1,939,283	1,846,201
Accumulated depreciation, amortisation and impairment [Member] | Building [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	279,348	230,548
Depreciation	58,233	56,817
Written off
Disposal
Currency translation adjustments	17,530	(8,017)
Ending Balance	355,111	279,348	230,548
Accumulated depreciation, amortisation and impairment [Member] | Security equipment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	606,877	609,395
Depreciation	321,329	16,438
Disposal	(472,846)
Currency translation adjustments	41,270	(18,956)
Ending Balance	496,630	606,877	609,395
Accumulated depreciation, amortisation and impairment [Member] | Motor vehicle [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	394,994	357,122
Depreciation	46,706	42,282
Written off	(194,689)
Disposal	(36,342)
Currency translation adjustments	27,380	(4,410)
Ending Balance	238,049	394,994	357,122
Accumulated depreciation, amortisation and impairment [Member] | Renovation [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	393,754	402,143
Depreciation	195	4,006
Written off
Disposal
Currency translation adjustments	23,369	(12,395)
Ending Balance	417,318	393,754	402,143
Accumulated depreciation, amortisation and impairment [Member] | Office equipment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	219,328	201,598
Depreciation	38,703	29,355
Written off	(1,241)
Disposal
Currency translation adjustments	12,261	(11,625)
Ending Balance	269,051	219,328	201,598
Accumulated depreciation, amortisation and impairment [Member] | Furniture and fittings [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	44,982	45,395
Depreciation	1,254	997
Written off
Disposal
Currency translation adjustments	2,695	(1,410)
Ending Balance	$ 48,931	$ 44,982	$ 45,395